SHARE CAPITAL & SHARE PREMIUM - Share Premium (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
SHARE CAPITAL & SHARE PREMIUM
As at beginning of year	$ 494,480,000
Premium arising on issue of equity shares, net off issuance costs	56,113,000
As at end of year	550,593,000
Value of shares allotted and issued for loan capitalization (in $)	$ 1,000